ACCOUNTING POLICIES (Critical Accounting Estimates) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	12.10%
Provisions	$ 839,921	$ 81,422
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	$ 839,921	$ 81,422	$ 83,299